Note 12 - Deferred Share Units (Details) - CAD	12 Months Ended
	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
Note 12 - Deferred Share Units (Details) - Deferred Share Units [Line Items]
Additional paid in capital	CAD 31,628		CAD 54,380
Accrued liability	7,261	CAD 8,051	3,759
Deferred Share Units [Member]
Note 12 - Deferred Share Units (Details) - Deferred Share Units [Line Items]
Additional paid in capital	16,741	10,993	5,968
Accrued liability	CAD 2,356	CAD 4,272	CAD 1,338